Related Party Transactions (Details Narrative) (10-K)			3 Months Ended	12 Months Ended			27 Months Ended
	Mar. 25, 2019 USD ($)	Dec. 16, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) ft²	Jun. 05, 2019 USD ($)	Mar. 29, 2019 USD ($)
Payment of note payable related party	$ 500,000			$ 9,900,000	$ 960,000	$ 75,000
Imputed interest					46,340
Debt instrument, description				The note bears interest per annum at approximately 4.6% payable in arrears monthly until October 1, 2019 when the interest rate increases to 9% per annum payable monthly until principal and accrued interest are paid in full.
Accrued interest				$ 22,196				$ 18,226	$ 52,065
April 30, 2019 [Member]
Debt maturity date				Apr. 01, 2020
May 31, 2019 [Member]
Payment of note payable related party				$ 1,500,000
Related Parties [Member]
Consulting fees			$ 69,800	168,000	212,700
Rent paid			$ 12,434	$ 53,013	143,000
Reimbursement general corporate expenses					$ 121,500
Scottsdale [Member]
Area of land | ft²				21,000			5,000
Scottsdale [Member] | Month-to-Month Triple Net Lease [Member]
Area of land | ft²				5,000
Lease payment							$ 3,800
Mansfield, LLC [Member]
Purchase of promissory note		$ 1,035,000